Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024
Numerator:
Net loss	$(2,348)	$(2,071)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	5,604,651	5,601,651
Net loss per share attributable to common stockholders — basic and diluted:	$(0.42)	$(0.37)
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Numerator:
Net loss	$(5,064)	$(4,481)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	5,604,651	5,601,651
Net loss per share attributable to common stockholders – basic and diluted:	$(0.90)	$(0.80)

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023
Numerator:
Net loss	$(9,230)	$(10,281)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	5,604,651	5,600,741
Net loss per share attributable to common stockholders – basic and diluted:	$(1.65)	$(1.84)

Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three months ended June 30,
	2025		2024
Convertible preferred stock	17,863,934		17,863,934
Convertible notes payable(1)	42,430,263		25,721,548
Convertible loans	—	(2)	—	(2)
Options to purchase common stock	4,520,250		2,972,055
Total	64,814,447		46,557,537

(1)       The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.

(2)       The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Six months ended June 30,
	2025		2024
Convertible preferred stock	17,863,934		17,863,934
Convertible notes payable(1)	42,430,263		25,721,548
Convertible loans	—	(2)	—	(2)
Options to purchase common stock	4,520,250		2,972,055
Total	64,814,447		46,557,537

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Years ended December 31,
	2024		2023
Convertible preferred stock	17,863,934		17,863,934
Convertible notes payable	3,363,624		2,251,941	(1)
Convertible loans	—	(2)	—
Options to purchase common stock	2,972,055		2,982,055
Total	24,199,613		23,097,930

(1)      The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.

(2)      The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.